13F-HR
			06/30/2006

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4343





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	August 7, 2006



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total:  $126,820(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT
PRN CALLDSCRETN MANAGERS SOLE SHARED NONE AKAMAI TECHNOLOGIES
COM 00971T101 14,445 SH DEFINED 01 0 0 ALDERWOODS COM 014383103 45,386
2,3SH DEFINED 01 2,332,253 AMKOR TECHNOLOGY COM 031652100 1,160 SH
DEFINED 01 286,486 ARBINET-THEXCHANGE, INC COM 03875P100 1,792 SH DEFINED
01 319,360 ASPREVA PHARMACEUTCALS CORP COM 04538T109 266 SH DEFINED 01
9,796 AVICI SYSTEMS INC COM 05367L802 5 SH DEFINED 01 850 BLOUNT
INTERNATIONAL COM 095180105 2,622 SH DEFINED 01 218,105 CABELA'S
INCORPORATED SER A COM 126804301 6,763 SH DEFINED 01 351,137 CBS CORP
CLASS B COM 124857202 7,167 SH DEFINED 01 264,938 CNET NETWORKS, INC. COM 12613R104 130 SH DEFINED 01 16,307 CONSECO INC COM 208464883 2,196 SH
DEFINED 01 95,053 COTHERUX, INC. COM 22163T103 270 SH DEFINED 01 31,315 CRITICAL THERAPEUTICS COM 22674T105 1,539 SH DEFINED 01 427,524 EQUITY
OFFICE PPTY COM 294741103 0 SH DEFINED 01 EXELIXIS INC COM 30161Q104 170
SH DEFINED 01 16,890 LEADIS TECHNOLOGY, INC COM 52171N103 217 SH DEFINED
01 39,298 LUCENT TECHNOLOGIES COM 549463107 504 SH DEFINED 01 208,295
MONOGRAM BIOSCIENCES INC COM 60975U108 156 SH DEFINED 01 78,849
PARAMETRIC TECHNOLOGY COM 699173209 19 SH DEFINED 01 1,477 RCN CORP
COM 749361200 4,053 SH DEFINED 01 162,586 SEALY CORPO COM 812139301 23,618
1,7SH DEFINED 01 1,779,813 SOLEXA, INC. COM 83420X105 741 SH DEFINED 01 87,127
VERIZON COMMUNICATIONS INC COM 92343V104 147 SH DEFINED 01 4,395
VIACOM INC CLASS B COM 92553P201 9,495 SH DEFINED 01 264,938 WASHINGTON
GRP INT'L COM 938862208 3,754 SH DEFINED 01 70,372 WORLDSPACE COM
981579105 207 SH DEFINED 01 57,800